SUBSEQUENT EVENTS (Details) - Subsequent events - USD ($) $ / shares in Units, $ in Millions	Jan. 31, 2017	Jan. 24, 2017
SUBSEQUENT EVENTS:
Dividend declared (in dollars per share)	$ 1.40
Dividend declared, date	Jan. 31, 2017
Dividend payable, date	Mar. 10, 2017
Shareholders of record, date	Feb. 10, 2017
Bonds issued January 2017
SUBSEQUENT EVENTS:
Bonds issued		$ 2,750
3-year floating rate bonds
SUBSEQUENT EVENTS:
Bonds issued		$ 500
Maturity term		3 years
3-year floating rate bonds | LIBOR
SUBSEQUENT EVENTS:
Interest rate margin (as a percent)		0.23%
3-year fixed rate bonds with 1.9 percent coupon rate
SUBSEQUENT EVENTS:
Bonds issued		$ 750
Maturity term		3 years
Coupon rate (as a percent)		1.90%
5-year fixed-rate bonds with 2.5 percent coupon rate
SUBSEQUENT EVENTS:
Bonds issued		$ 1,000
Maturity term		5 years
Coupon rate (as a percent)		2.50%
10-year fixed rate bonds with 3.3 percent coupon rate
SUBSEQUENT EVENTS:
Bonds issued		$ 500
Maturity term		10 years
Coupon rate (as a percent)		3.30%